Organization And Nature Of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization And Nature Of Business

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Organization

Patent Properties, Inc. and Subsidiaries (the “Company”) was previously known as GlobalOptions Group, Inc. (a Delaware corporation) with a wholly owned subsidiary GlobalOptions, Inc. On July 11, 2013, the Company entered into an Agreement and Plan of Merger with GO Merger Sub LLC, a wholly-owned subsidiary of the Company (“Merger Sub”), Walker Digital, LLC (“Walker Digital”) and Walker Digital Holdings, LLC, a wholly-owned subsidiary of Walker Digital (“Walker Holdings”) pursuant to which, on September 18, 2013 (the “Closing Date”), Merger Sub merged with and into Walker Holdings (the “Merger”), with Walker Holdings surviving the Merger and becoming a wholly-owned subsidiary of the Company (the “Merger Agreement). Subsequent to the Closing Date, the Company changed its name from GlobalOptions Group, Inc. to Patent Properties, Inc. and Walker Holdings changed its name to Inventor Holdings, LLC (“IH LLC”).

The Merger was a reverse merger that was accounted for as a recapitalization of IH LLC as IH LLC is the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of IH LLC.

Walker Digital Licensing and Enforcement (“Walker Licensing”), a business segment of Walker Digital, develops and commercializes patents and other intellectual property assets created by Walker Digital, the research and development lab founded and led by Jay Walker. Immediately prior to the merger, as more fully disclosed below, Walker Digital transferred the intellectual property assets created by Walker Digital to the newly-formed entity named IH LLC.

Pursuant to the terms and conditions of the Merger Agreement, on the Closing Date, Merger Sub was merged with and into IH LLC in accordance with the Delaware Limited Liability Company Act. All of the issued and outstanding membership interests in IH LLC were converted into 14,999,000 shares of the Company’s newly-designated Series B Convertible Preferred Stock, par value $0.001 per share, and 7,667,667 shares of our common stock, par value $0.001 per share (collectively, the “Merger Consideration”). As a result of the Merger, Walker Digital acquired 37% percent of our issued and outstanding common stock and 100% of the Company’s issued and outstanding Series B Convertible Preferred Stock (and, assuming conversion of all such shares of Series B Convertible Preferred Stock, 64%, of our issued and outstanding common stock) and IH LLC became our wholly-owned subsidiary. As a result of the Merger, Walker Digital has 87.4% controlling voting interest. The Company is now a holding company with primary operations conducted through IH LLC, although we anticipate that IH LLC will transfer a patent licensing system to us or another of our subsidiaries. Shares received by Walker Digital are subject to lock-up agreements whereby such shares cannot be sold or transferred for a period of one year following the Closing Date, other than to affiliates and to current and former officers or members of Walker Digital and its affiliates (and on the condition such transferees enter into a similar lock-up agreement), upon a pledge of such securities (and on condition such pledgee will enter into a similar lock-up agreement) or in a secondary sale contemplated in connection with the merger. Walker Digital may also receive an additional 2,166,667 shares subject to certain performance conditions.

Substantially with the closing of the Merger, the Company completed the closing of a private placement (the “Placement”) of units, each consisting of one newly issued share of common stock and one warrant to purchase half a share of newly issued common stock, at the price of $3.00 per unit, to unaffiliated, accredited third parties. The investors in the Placement collectively purchased 3,960,615 shares of common stock and warrants to purchase 1,980,318 shares of common stock for consideration, net of offering costs of $0.2 million, of $11.7 million. The warrants (the “Warrants”) issued to the investors are exercisable for a period of three years at a purchase price of $3.00 per share of common stock and are subject to a call that permits the Company to redeem the Warrants if the closing price of the common stock of the Company equals or exceeds $6.00 per share for any 20 trading days within any period of 30 consecutive trading days.

Nature of Business

The Company develops, licenses and otherwise enforces patented technologies. The Company generates revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. The Company also monetizes its intellectual property to include the sale of select patent assets. Patent protection is a key part of the Company’s business model, because it provides the Company with a period of exclusive ownership during which the Company can recoup risk capital and generate a profit from inventions. As an entrepreneurially driven entity, the Company is committed to a flexible approach when it comes to business models, deal terms and allocations of risk.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Organization

Patent Properties, Inc. (The “Company”) was previously known as Global Options Group, Inc. and Subsidiary, formerly Walker Digital Licensing and Enforcement business segment (“Walker Licensing” or “the Company”) develops and commercializes patents and other intellectual property assets created by Walker Digital, LLC, the research and development lab founded and led by Jay Walker. Immediately prior to the merger, as more fully disclosed below, Walker Digital, LLC, a Delaware limited liability company, (“Walker Digital” or “Parent”) will transfer the intellectual property assets created by Walker Digital to a newly-formed entity named Walker Digital Holdings, LLC (“Walker Holdings”).

On July 11, 2013, Walker Licensing, Walker Digital and Walker Holdings entered into a merger agreement setting out, among other things, the terms under which the proposed merger transaction will be undertaken. Under the transaction, all of the outstanding membership interests of Walker Holdings will be exchanged for shares of Walker Licensing common stock and shares of a new Series B Preferred Stock of Walker Licensing, resulting in Walker Digital receiving approximately 70.79% of the economic interest and not less than 80% of the voting interest in Walker Licensing (the “Share Exchange”). The shares of common stock to be received by Walker Digital will be subject to lock-up agreements whereby such shares cannot be sold or transferred for a period of one year following closing, other than to affiliates and to current and former officers or members of Walker Digital and its affiliates (and on the condition such transferees enter into a similar lock-up agreement), upon a pledge of such securities (and on condition such pledgee will enter into a similar lock-up agreement) or in a secondary sale contemplated in connection with the merger. Walker Digital may also receive an additional 2,166,667 shares subject to certain performance conditions.

Overview

The Company develops, licenses and otherwise enforces patented technologies. Walker Licensing generates revenues from the granting of intellectual property rights for the use of, or pertaining to, patented technologies. The Company also monetizes its intellectual property to include the sale of select patent assets. Patent protection is a key part of the Company’s business model, because it provides the Company with a period of exclusive ownership during which the Company can recoup risk capital and generate a profit from inventions. As an entrepreneurially driven entity, the Company is committed to a flexible approach when it comes to business models, deal terms and allocations of risk.